Overview: (Details 4) - MXN ($) $ in Thousands	Dec. 31, 2017	Oct. 19, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CURRENT:
Bank loans	$ 173,471			$ 58,336
Deferred income tax	3,033,930			$ 1,456,020	$ 1,523,722
Total consideration		$ 4,100,624	$ 3,789,797
Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	5,606,265
Airplan [Member]
CURRENT:
Cash and cash equivalents		37,716
Other current assets		189,372
Current assets		227,088
NON-CURRENT:
Land, furniture and equipment		3,400
Intangible assets, airport concessions - Net		7,232,588
Total non-current assets		7,235,988
Total assets		7,463,076
CURRENT:
Current liabilities		551,000
NON-CURRENT:
Bank loans		3,424,897
Deferred income tax		861,483
Other non-current liabilities		27
Total non-current liabilities		4,286,407
Total liabilities		4,837,407
Net assets acquired under the business combination		2,625,669
Total consideration		4,100,624
Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	$ 1,474,955	$ 1,474,955